Share Capital - Schedule of Stock Option Activity (Details) - $ / shares		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Number of Options, beginning balance	[1]	1,106,711	838,947
Number of Options, Granted	[1]	387,760	315,789
Number of Options, Exercised	[1]	(25,132)	(10,525)
Number of Options, Cancelled	[1]	(18,421)	(37,500)
Number of Options, ending balance	[1]	1,450,918	1,106,711
Weighted Average Exercise Price, beginning balance	[1]	$ 1.35	$ 1.38
Weighted Average Exercise Price, Granted	[1]	3.73	2.07
Weighted Average Exercise Price, Exercised	[1]	1.31	1.83
Weighted Average Exercise Price, Cancelled	[1]	1.31	1.66
Weighted Average Exercise Price, ending balance	[1]	$ 2.01	$ 1.35
Weighted Average Remaining Life, beginning balance		4 years 11 months 23 days	4 years 9 months 22 days	[1]
Weighted Average Remaining Life, Granted		5 years 5 months 16 days	5 years 5 months 1 day
Weighted Average Remaining Life, ending balance		4 years 4 months 17 days	4 years 11 months 23 days

[1]	reflects the 1:4.75 reverse stock split effected on November 29, 2020.